Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Strategic California Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,506	$ 10,689	$ 10,566	$ 12,864	$ 12,383	$ 12,014	$ 10,959	$ 10,990	$ 10,809	$ 10,316	$ 10,000
Columbia Strategic California Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,477	10,673	10,558	12,857	12,383	12,035	10,982	11,006	10,816	10,316	10,000
Columbia Strategic California Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,517	10,706	10,591	12,899	12,429	12,067	11,011	11,053	10,863	10,342	10,000
Columbia Strategic California Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,667	10,049	10,010	12,279	11,911	11,652	10,708	10,823	10,713	10,270	10,000
Columbia Strategic California Municipal Income Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,522	10,711	10,595	12,907	12,433	12,067	11,011	11,053	10,863	10,342	10,000
Columbia Strategic California Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,858	10,163	10,073	12,294	11,866	11,555	10,571	10,637	10,481	10,003	9,697
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,516	$ 11,450	$ 11,146	$ 12,598	$ 12,340	$ 11,906	$ 10,880	$ 10,932	$ 10,698	$ 10,303	$ 10,000